DEAN LARGE CAP VALUE FUND

DEAN SMALL CAP VALUE FUND

DEAN INTERNATIONAL FUND

Supplement to Prospectus dated July 2, 2008

   Elimination of Sales Charges. Effective as of November 1, 2008, each of the Dean Large Cap Value Fund, Dean Small Cap Value Fund and Dean International Fund will eliminate all sales charges currently imposed on its shares. As a result, all references to front-end sales charges, or contingent deferred sales charges, are hereby deleted in their entirety.

    Waiver of 12b-1 Fees. From September 1, 2008 through October, the Funds’ investment adviser, Dean Investment Associates, waived all 12b-1 fee payments by each Fund. Effective as of November 1, 2008, the Fund de-activated its Rule 12b-1 Plan. As a result, the second paragraph under the section “Distribution Plans” on page 34 of the Prospectus is hereby deleted and replaced with the following:

Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. The Funds’ adviser contractually waived all 12b-1 fees payable under each Fund’s Plan from September 1, 2008 through October 31, 2008, and each Fund de-activated its Plan effective as of November 1, 2008. As a result, shareholders will not incur any 12b-1 fees until the applicable Plan is re-activated.

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   This Supplement, and the Funds’ Prospectus dated July 2, 2008, provide information that you should know before investing in the Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information of the Funds dated July 2, 2008, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 899-8343.

This Supplement is dated December 18, 2008

DEAN LARGE CAP VALUE FUND

DEAN SMALL CAP VALUE FUND

DEAN INTERNATIONAL FUND

Supplement to Statement of Additional Information dated July 2, 2008

           Elimination of Sales Charges. Effective as of November 1, 2008, each of the Dean Large Cap Value Fund, Dean Small Cap Value Fund and Dean International Fund will eliminate all sales charges currently imposed on its shares. As a result, all references to front-end sales charges, or contingent deferred sales charges, are hereby deleted in their entirety.

           Waiver of 12b-1 Fees. From September 1, 2008 through October, the Funds’ investment adviser, Dean Investment Associates, waived all 12b-1 fee payments by each Fund. Effective as of November 1, 2008, the Fund de-activated its Rule 12b-1 Plan. As a result, the following is added as the last paragraph under the section “Distribution Plans” on page 33 of the Statement of Additional Information: The Funds’ adviser contractually waived all 12b-1 fees payable under each Fund’s Plan from September 1, 2008 through October 31, 2008, and each Fund de-activated its Plan effective as of November 1, 2008. As a result, shareholders will not incur any 12b-1 fees until the applicable Plan is re-activated.

*     *     *     *

     You should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ Prospectus dated July 2, 2008, which provide information that you should know before investing in the Funds and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 899-8343.

This Supplement is dated December 18, 2008